ISSUANCE OF DEBT SECURITIES - Banco Supervielle SA (Details) $ in Thousands			12 Months Ended
	Nov. 28, 2024 USD ($)	Aug. 02, 2024 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure of detailed information about borrowings [line items]
Unsubordinated debt securities			$ 51,157,866
Class H Negotiable Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,877,777	$ 20,877,777
Term		12 months	12 months
Borrowings interest rate basis		Private Bank’s Badlar rate
Borrowings, adjustment to interest rate basis		5.25%	5.25%
Unsubordinated debt securities			$ 20,127,198
Class I Corporate Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 30,000		$ 30,000
Term	6 months		6 months
Fixed interest rate	4.70%		4.70%
Unsubordinated debt securities			$ 31,030,668